Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Equity Instruments at Fair Value Through Other Comprehensive Income-Securities (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 77	R$ 73
Adjustments to fair value (in Stockholders' equity)	84	75
Expected loss	0	0
Fair Value	161	148
Negotiable shares [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	77	73
Adjustments to fair value (in Stockholders' equity)	84	75
Expected loss	0	0
Fair Value	R$ 161	R$ 148